Fair Value Disclosures on Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures on Financial Instruments
Schedule of Fair values of Financial instruments and Classification Within the Fair value Hierarchy

€ millions	Category	12/31/2023
		Carrying Amount	Measurement Categories		Fair Value

			At Amortized	At Fair Value	Level 1	Level 2	Level 3	Total
			Cost

Assets
Cash and cash equivalents		8,124
Cash at banks[1]	AC	3,369	3,369
Time deposits[1]	AC	2,277	2,277
Money market and similar funds	FVTPL	2,478		2,478	2,478			2,478
Trade and other receivables		6,525
Trade receivables[1]	AC	5,775	5,775
Trade receivables[1]	FVOCI	122		122		122
Other receivables[2]	—	628
Other financial assets		8,887
Debt securities	AC	129	129		129			129
Equity securities	FVTPL	4,967		4,967	156	0	4,811	4,967
Investments in associates[2]	—	135
Time deposits	AC	3,021	3,021			3,021		3,021
Financial instruments related to employee benefit plans[2]	—	244
Loans and other financial receivables	AC	300	300			300		300
Derivative assets
Designated as hedging instrument
FX forward contracts	—	33		33		33		33
Interest rate swaps	—	0		0		0		0
Not designated as hedging instrument
FX forward contracts	FVTPL	52		52		52		52
Call options for share-based payments	FVTPL	0		0		0		0
Call option on equity shares	FVTPL	5		5			5	5
Liabilities
Trade and other payables		-1,822
Trade payables[1]	AC	-1,022	-1,022
Other payables[2]	—	-800
Financial liabilities		-9,676
Non-derivative financial liabilities
Loans	AC	0	0			0		0
Bonds	AC	-6,780	-6,780		-7,005	0		-7,005
Private placements	AC	-388	-388			-374		-374
Lease liabilities[3]		-1,621	-1,621
Other non-derivative financial liabilities	AC	-263	-263			-263		-263
Derivative liabilities
Designated as hedging instrument
FX forward contracts	—	-20		-20		-20		-20
Interest rate swaps	—	-537		-537		-537		-537
Not designated as hedging instrument
FX forward contracts	FVTPL	-66		-66		-66		-66
Total financial instruments, net		12,038	4,798	7,034	-4,242	2,268	4,816	2,720

€ millions	Category	12/31/2022
		Carrying Amount	Measurement Categories		Fair Value

			At Amortized	At Fair Value	Level 1	Level 2	Level 3	Total
			Cost

Assets
Cash and cash equivalents		9,008
Cash at banks[1]	AC	3,176	3,176
Time deposits[1]	AC	2,976	2,976
Money market and similar funds	FVTPL	2,855		2,855	2,855			2,855
Trade and other receivables		6,405
Trade receivables[1]	AC	5,776	5,776
Trade receivables[1]	FVOCI
Other receivables[2]	—	629
Other financial assets		6,479
Debt securities	AC	32	32		32			32
Equity securities	FVTPL	5,138		5,138	258	0	4,880	5,138
Investments in associates[2]	—	151
Time deposits	AC	654	654			654		654
Financial instruments related to employee benefit plans[2]	—	203
Loans and other financial receivables	AC	233	233			233		233
Derivative assets
Designated as hedging instrument
FX forward contracts	—	33		33		33		33
Interest rate swaps	—	0		0		0		0
Not designated as hedging instrument
FX forward contracts	FVTPL	30		30		30		30
Call options for share-based payments	FVTPL	0		0		0		0
Call option on equity shares	FVTPL	5		5			5	5
Liabilities
Trade and other payables	—	2,226
Trade payables[1]	AC	-1,496	-1,496
Other payables[2]	—	-730
Financial liabilities		-14,355
Non-derivative financial liabilities
Loans	AC	-1,456	-1,456			-1,456		-1,456
Bonds	AC	-9,083	-9,083		-8,301	-928		-9,229
Private placements	AC	-405	-405			-383		-383
Lease liabilities[3]		-2,140	-2,140
Other non-derivative financial liabilities	AC	-422	-422			-422		-422
Derivatives
Designated as hedging instrument
FX forward contracts	—	-9		-9		-9		-9
Interest rate swaps	—	-753		-753		-753		-753
Not designated as hedging instrument
FX forward contracts	FVTPL	-88		-88		-88		-88
Total financial instruments, net		5,311	-2,154	7,212	-5,156	-3,087	4,886	-3,357

1 We do not separately disclose the fair value for cash and cash equivalents, trade receivables, and accounts payable as their carrying amounts are a reasonable approximation of their fair values.

[2] Since the line items Trade receivables, Trade payables, and Other financial assets contain both financial and non-financial assets or liabilities (such as other taxes or advance payments), the carrying amounts of non-financial assets or liabilities are shown to allow a reconciliation to the corresponding line items in the Consolidated Statements of Financial Position.

[3] For lease liabilities, separate disclosure of fair value is not required.

Schedule of Fair values of Financial Instruments by Instruments Classification

€ millions	Category	12/31/2023
		Carrying Amount	At Amortized Cost	At Fair Value
Financial assets
At fair value through profit or loss	FVTPL	7,502		7,502
At fair value through other comprehensive income	FVOCI	122		122
At amortized cost	AC	14,873	14,873
Financial liabilities
At fair value through profit or loss	FVTPL	-66		-66
At amortized cost	AC	-8,454	-8,454

€ millions	Category	12/31/2022
		Carrying Amount	At Amortized Cost	At Fair Value
Financial assets
At fair value through profit or loss	FVTPL	8,028		8,028
At fair value through other comprehensive income	FVOCI	0		0
At amortized cost	AC	12,847	12,847
Financial liabilities
At fair value through profit or loss	FVTPL	-88		-88
At amortized cost	AC	-12,862	-12,862

Schedule of Valuation Techniques of Financial Instruments Measured at Fair Value on a Recurring Basis

Type	Fair Value Hierarchy	Determination of Fair Value/Valuation Technique	Significant Unobservable Inputs	Interrelationship Between Significant Unobservable Inputs and Fair Value Measurement
Other financial assets
Money-market and similar funds	Level 1	Quoted prices in an active market	NA	NA
Debt securities	Level 1	Quoted prices in an active market	NA	NA
Listed equity securities	Level 1	Quoted prices in an active market	NA	NA
	Level 2	Quoted prices in an active market deducting a discount for the disposal restriction derived from the premium for a respective put option.	NA	NA
Unlisted equity securities	Level 3	Market approach. Comparable company valuation using revenue multiples derived from companies comparable to the investee.	Peer companies used (revenue multiples range from 1.0 to 17.5) Revenues of investees Discounts for lack of marketability (10% to 30%)	The estimated fair value would increase (decrease) if: -The revenue multiples were higher (lower) -The investees’ revenues were higher (lower) -The liquidity discounts were lower (higher)

Market approach. Venture capital method evaluating a variety of quantitative and qualitative factors such as actual and forecasted results, cash position, recent or planned transactions, and market comparable companies.

- Nature and selection of financing rounds

- Weighting of financings rounds

- Discounts for lack of marketability

- Weighting of equity allocation method such as option pricing model and common stock equivalent model

- Volatility assumptions

- Estimated time to exit

- Imminent exit value

The estimated fair value would increase (decrease) if:

- Different financing rounds are selected

- Weighting of financing rounds changes

-Weighting of the applied equity allocation methods changes

- Volatility assumptions were higher (lower)

- Estimated time to exit increases (decreases)

- The imminent exit value increases (decreases)

		Last financing round valuations	Nature and pricing indication of latest financing round

The estimated fair value would increase (decrease) if:

-Price of latest financing round would increase (decrease)

- the overall company value would be higher (lower)

- the respective analyzed share class would be affected by this change due to its rights and preferences

		Net asset value/fair market value as reported by the respective funds	Net asset value calculations of the respective funds	The estimated fair value would increase (decrease) if: Reported net asset value of respective fund would be higher (lower)
Call option on equity shares	Level 3

Market approach. Venture capital method evaluating a variety of quantitative and qualitative factors such as actual and forecasted results, cash position, recent or planned transactions, and market comparable companies.

			NA	NA
Other financial assets/ Financial liabilities
FX forward contracts	Level 2

Discounted cash flow using par method. Expected future cash flows based on forward exchange rates are discounted over the respective remaining term of the contracts using the respective deposit interest rates and spot rates.

			NA	NA
Deal contingent forward	Level 3

Discounted cash flow. Expected future cash flows are estimated based on forward interest rates from observable yield curves and contract interest rates, discounted at a rate that reflects the credit risk of the counterparty.

			Deal contingent premium as percentage of the equivalent at-the-money-forward option	The estimated fair value would increase (decrease) if: - the uncertainty of the deal and thus the deal contingency premium would decrease (increase)
Interest rate swaps	Level 2

Discounted cash flow. Expected future cash flows are estimated based on forward interest rates from observable yield curves and contract interest rates, discounted at a rate that reflects the credit risk of the counterparty.

			NA	NA

Schedule of Financial Instruments Not Measured at Fair Value

Type	Fair Value Hierarchy	Determination of Fair Value/Valuation Technique
Financial liabilities
Fixed-rate bonds (financial liabilities)	Level 1	Quoted prices in an active market
Fixed-rate private placements/ loans (financial liabilities)	Level 2	Discounted cash flows Future cash outflows for fixed interest and principal are discounted over the term of the respective contracts using the market interest rates as at the reporting date.

Schedule of Reconciliation from the Opening to the Closing Balances Fair Values Classified as Level 3 Fair Values

€ millions		2023		2022
	Unlisted Equity Securities		Unlisted Equity Securities
	and Call Options on	Deal Contingent Forward	and Call Options on Equity	Deal Contingent Forward
	Equity Shares		Shares
1/1	4,883	0	4,881	0
Transfers
Into Level 3	9		0	0
Out of Level 3	-8		-25	0
Purchases	417		522	0
Sales	-101		-43	0
Settlements		91		0
Gains/losses
Included in financial income, net	-219	-106	-789	0
Included in exchange differences in other comprehensive income	-164	15	337	0
12/31	4,817	0	4,883	0
Change in unrealized gains/losses in profit or loss for equity investments held at the end of the reporting period	532	0	-788	0